DEFERRED COSTS	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Deferred Policy Acquisition Costs Disclosures [Abstract]
DEFERRED COSTS
NOTE 5 — DEFERRED COSTS

Effective January 1, 2018, the Company capitalizes initial and renewal sales commission payments in the period a customer contract is obtained, and payment is received; and the commissions are amortized consistent with the transfer of the goods or services to the customer over the expected period of benefit, which we have deemed to be the contract term.

Such commissions are amortized over the greater of contract term or technological obsolescence period when the underlying contracted products are technology-based, such as for the SaaS-based platforms, or the expected customer relationship period when the underlying contracted products are not technology-based, such as for patient experience survey products. The table below summarizes the activity within the deferred commission costs account, during the three months ended March 31, 2019:

	December 31,	Commission	Commission	March 31,
	2018	Costs Deferred	Amortized	2019
Deferred costs, short term	$176,006	$54,174	$(51,399)	$178,781
Deferred costs, long term	93,790	11,295	-	105,085
Deferred commission costs	$269,796	$65,469	$(51,399)	$283,866

During the three months ended March 31, 2019, the Company deferred an aggregate of $
65,469
for commissions paid. Amortization of deferred costs for the three months ended March 31, 2019 was $51,399.

During the three months ended March 31, 2018, the Company deferred an aggregate of $
30,327
for commissions paid and reclassified from equity $80,153 previously paid and expensed as commissions. Amortization of deferred costs for the three months ended March 31, 2018 was $9,974.

NOTE 6 — DEFERRED COSTS

Effective January 1, 2018, the Company capitalizes initial and renewal sales commission payments in the period a customer contract is obtained, and payment is received; and is amortized consistent with the transfer of the goods or services to the customer over the expected period of benefit, which we have deemed to be the contract term.

Such commissions are amortized over the greater of contract term or technological obsolescence period when the underlying contracted products are technology-based, such as for the SaaS-based platforms, or the expected customer relationship period when the underlying contracted products are not technology-based, such as for patient experience survey products. The table below summarizes the activity within the deferred commission costs account, during the year ended December 31, 2018:

	January 1,	Commission	Commission	December 31,
	2018	Costs Deferred	Amortized	2018
Deferred costs, short term	$80,153	$199,236	$(103,383)	$176,006
Deferred costs, long term	-	93,790	-	93,790
Deferred commission costs	$80,153	$293,026	$(103,383)	$269,796

During the year ended December 31, 2018, the Company deferred an aggregate $293,026 commissions paid and reclassified from equity $80,153 previously paid and expensed commissions. Amortization of deferred costs for the year ended December 31, 2018 was $103,383.